Income Taxes - Summary of Principle Components of Deferred Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued expenses	¥ 33,946	¥ 42,443
Net operating loss carrying forwards	229,332	222,722
Total deferred tax assets	263,278	265,165
Less: Valuation allowance	(259,756)	(262,966)
Deferred tax assets, net	3,522	2,199
Deferred tax liabilities:
Acquired intangible assets	71,674	81,969
Total deferred tax liabilities	¥ 71,674	¥ 81,969